Property And Equipment - Summary of Property and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 369,092
Depreciation	(41,100)	$ (26,300)
Ending balance	379,722	369,092
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	419,110	252,652
Additions	84,531	96,452
Transfers	0	(3)
Disposals	(9,738)	(1,401)
Additions from acquisition		70,994
Effect of foreign exchange and other adjustments	(3)	416
Sale related to sale and leaseback transaction	(37,683)
Measurement period adjustments	1,200
Ending balance	457,417	419,110
Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(50,018)	(23,848)
Disposals	5,192	543
Effect of foreign exchange and other adjustments	(331)	(430)
Sale related to sale and leaseback transaction	7,984
Depreciation	(40,522)	(26,283)
Ending balance	(77,695)	(50,018)
Land and Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	139,386
Ending balance	162,663	139,386
Land and Buildings | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	146,884	96,526
Additions	29,826	7,873
Transfers	360	4,021
Disposals	0	0
Additions from acquisition		39,106
Effect of foreign exchange and other adjustments	0	(642)
Sale related to sale and leaseback transaction	(2,305)
Measurement period adjustments	1,829
Ending balance	176,594	146,884
Land and Buildings | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(7,498)	(2,033)
Disposals	0	0
Effect of foreign exchange and other adjustments	0	0
Sale related to sale and leaseback transaction	36
Depreciation	(6,469)	(5,465)
Ending balance	(13,931)	(7,498)
Machinery and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	32,147
Ending balance	27,349	32,147
Machinery and Equipment | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	38,968	23,206
Additions	2,112	5,772
Transfers	3,489	4,923
Disposals	(1,096)	(130)
Additions from acquisition		5,279
Effect of foreign exchange and other adjustments	(2)	(82)
Sale related to sale and leaseback transaction	(3,333)
Measurement period adjustments	(210)
Ending balance	39,928	38,968
Machinery and Equipment | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(6,821)	(3,235)
Disposals	69	74
Effect of foreign exchange and other adjustments	(275)	(57)
Sale related to sale and leaseback transaction	736
Depreciation	(6,288)	(3,603)
Ending balance	(12,579)	(6,821)
Furniture and Fixtures
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	18,648
Ending balance	15,772	18,648
Furniture and Fixtures | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	26,227	17,636
Additions	1,416	4,484
Transfers	2,645	3,560
Disposals	(312)	(407)
Additions from acquisition		834
Effect of foreign exchange and other adjustments	7	120
Sale related to sale and leaseback transaction	(2,188)
Measurement period adjustments	929
Ending balance	28,724	26,227
Furniture and Fixtures | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(7,579)	(3,199)
Disposals	24	140
Effect of foreign exchange and other adjustments	(2)	(133)
Sale related to sale and leaseback transaction	950
Depreciation	(6,345)	(4,387)
Ending balance	(12,952)	(7,579)
Leasehold Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	129,629
Ending balance	112,799	129,629
Leasehold Improvements | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	152,778	88,369
Additions	5,691	12,339
Transfers	19,310	39,494
Disposals	(3,658)	(811)
Additions from acquisition		12,448
Effect of foreign exchange and other adjustments	(36)	939
Sale related to sale and leaseback transaction	(29,857)
Measurement period adjustments	(1,348)
Ending balance	142,880	152,778
Leasehold Improvements | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(23,149)	(12,882)
Disposals	5,098	297
Effect of foreign exchange and other adjustments	1	(206)
Sale related to sale and leaseback transaction	6,262
Depreciation	(18,293)	(10,358)
Ending balance	(30,081)	(23,149)
Website, Computer Equipment and Software
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	4,221
Ending balance	3,850	4,221
Website, Computer Equipment and Software | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	8,148	5,772
Additions	296	1,650
Transfers	1,863	580
Disposals	(70)	(23)
Additions from acquisition		111
Effect of foreign exchange and other adjustments	(5)	58
Sale related to sale and leaseback transaction	0
Measurement period adjustments	0
Ending balance	10,232	8,148
Website, Computer Equipment and Software | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(3,927)	(2,006)
Disposals	0	13
Effect of foreign exchange and other adjustments	5	(52)
Sale related to sale and leaseback transaction	0
Depreciation	(2,460)	(1,882)
Ending balance	(6,382)	(3,927)
Vehicles
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,214
Ending balance	1,782	2,214
Vehicles | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,258	1,946
Additions	134	921
Transfers	146	65
Disposals	(19)	(30)
Additions from acquisition		377
Effect of foreign exchange and other adjustments	33	(21)
Sale related to sale and leaseback transaction	0
Measurement period adjustments	0
Ending balance	3,552	3,258
Vehicles | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,044)	(493)
Disposals	1	19
Effect of foreign exchange and other adjustments	(60)	18
Sale related to sale and leaseback transaction	0
Depreciation	(667)	(588)
Ending balance	(1,770)	(1,044)
Construction In Progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	42,847
Ending balance	55,507	42,847
Construction In Progress | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	42,847	19,197
Additions	45,056	63,413
Transfers	(27,813)	(52,646)
Disposals	(4,583)	0
Additions from acquisition		12,839
Effect of foreign exchange and other adjustments	0	44
Sale related to sale and leaseback transaction	0
Measurement period adjustments	0
Ending balance	55,507	42,847
Construction In Progress | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	0
Disposals	0	0
Effect of foreign exchange and other adjustments	0	0
Sale related to sale and leaseback transaction	0
Depreciation	0	0
Ending balance	$ 0	$ 0